Eaton Vance

Tax-Advantaged Dividend Income Fund

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.6%(1)

Security	Shares	Value
Aerospace & Defense — 2.0%
Hexcel Corp.	174,134	$14,237,196
Huntington Ingalls Industries, Inc.	28,914	6,601,066
Textron, Inc.	278,161	13,713,337

		$34,551,599

Banks — 13.6%
Bank of America Corp.	1,587,861	$48,715,575
JPMorgan Chase & Co.	654,322	75,901,352
KeyCorp	684,092	12,566,770
PNC Financial Services Group, Inc. (The)	248,553	35,518,224
Sterling Bancorp	338,122	7,387,966
U.S. Bancorp	549,267	31,390,609
Wells Fargo & Co.	552,342	26,738,876

		$238,219,372

Beverages — 1.8%
Constellation Brands, Inc., Class A	62,638	$12,328,411
PepsiCo, Inc.	155,879	19,922,895

		$32,251,306

Biotechnology — 1.3%
Gilead Sciences, Inc.	335,121	$21,957,128

		$21,957,128

Building Products — 0.8%
A.O. Smith Corp.	328,186	$14,916,054

		$14,916,054

Capital Markets — 4.3%
Charles Schwab Corp. (The)	206,260	$8,914,557
Goldman Sachs Group, Inc. (The)	104,719	23,051,793
Northern Trust Corp.	178,750	17,517,500
Raymond James Financial, Inc.	183,850	14,831,180
S&P Global, Inc.	49,025	12,008,674

		$76,323,704

Chemicals — 0.7%
DuPont de Nemours, Inc.	159,882	$11,537,050

		$11,537,050

Construction & Engineering — 0.0%(2)
Abengoa SA, Class A(3)	571,132	$11,810
Abengoa SA, Class B(3)	5,905,644	52,026

		$63,836

Consumer Finance — 1.6%
American Express Co.	140,775	$17,508,187
Discover Financial Services	117,393	10,534,848

		$28,043,035

Security	Shares	Value
Containers & Packaging — 1.6%
Ball Corp.	178,956	$12,791,775
Packaging Corp. of America	156,787	15,830,783

		$28,622,558

Diversified Telecommunication Services — 3.1%
Verizon Communications, Inc.	984,348	$54,404,914

		$54,404,914

Electric Utilities — 3.7%
Edison International	258,528	$19,270,677
NextEra Energy, Inc.	220,083	45,594,595

		$64,865,272

Electrical Equipment — 1.2%
Eaton Corp. PLC	252,258	$20,733,085

		$20,733,085

Electronic Equipment, Instruments & Components — 0.8%
FLIR Systems, Inc.	282,870	$14,047,324

		$14,047,324

Entertainment — 2.7%
Walt Disney Co. (The)	331,002	$47,336,596

		$47,336,596

Equity Real Estate Investment Trusts (REITs) — 4.1%
AvalonBay Communities, Inc.	98,866	$20,642,232
Boston Properties, Inc.	128,247	17,050,439
CubeSmart	367,608	12,480,292
Mid-America Apartment Communities, Inc.	178,530	21,037,975

		$71,210,938

Food Products — 1.9%
Mondelez International, Inc., Class A	619,001	$33,110,363

		$33,110,363

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	191,593	$16,687,751
Baxter International, Inc.	259,092	21,755,955

		$38,443,706

Health Care Providers & Services — 1.0%
Anthem, Inc.	57,857	$17,045,251

		$17,045,251

Hotels, Restaurants & Leisure — 1.1%
Marriott International, Inc., Class A	98,626	$13,714,932
Starbucks Corp.	63,476	6,010,542

		$19,725,474

Household Durables — 0.9%
D.R. Horton, Inc.	334,338	$15,356,144

		$15,356,144

Household Products — 3.3%
Procter & Gamble Co. (The)	489,556	$57,787,190

		$57,787,190

Security	Shares	Value
Insurance — 2.7%
Allstate Corp. (The)	215,610	$23,156,514
American International Group, Inc.	168,527	9,435,827
Progressive Corp. (The)	186,815	15,128,278

		$47,720,619

Interactive Media & Services — 1.0%
Alphabet, Inc., Class C(3)	14,422	$17,546,959

		$17,546,959

IT Services — 2.2%
Cognizant Technology Solutions Corp., Class A	220,063	$14,334,904
Fidelity National Information Services, Inc.	187,294	24,956,925

		$39,291,829

Machinery — 3.4%
Gardner Denver Holdings, Inc.(3)	612,761	$20,202,730
Parker-Hannifin Corp.	128,837	22,556,782
Stanley Black & Decker, Inc.	119,374	17,618,409

		$60,377,921

Media — 0.7%
Fox Corp., Class A	326,052	$12,168,261

		$12,168,261

Metals & Mining — 1.1%
Steel Dynamics, Inc.	592,471	$18,668,761

		$18,668,761

Multi-Utilities — 2.6%
CMS Energy Corp.	364,744	$21,235,396
Sempra Energy	176,700	23,930,481

		$45,165,877

Oil, Gas & Consumable Fuels — 7.3%
ConocoPhillips	473,127	$27,952,343
EOG Resources, Inc.	235,593	20,225,659
Exxon Mobil Corp.	590,885	43,938,209
Phillips 66	272,657	27,963,702
Pioneer Natural Resources Co.	59,710	8,242,368

		$128,322,281

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	118,857	$21,892,271

		$21,892,271

Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	530,354	$23,553,021
GlaxoSmithKline PLC ADR	718,485	29,659,061
Johnson & Johnson	136,279	17,746,251
Merck & Co., Inc.	215,898	17,917,375
Sanofi	127,208	10,600,478
Zoetis, Inc.	181,489	20,851,271

		$120,327,457

Road & Rail — 1.1%
CSX Corp.	272,102	$19,155,981

		$19,155,981

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.9%
Intel Corp.	262,267	$13,257,597
NXP Semiconductors NV	111,173	11,494,176
QUALCOMM, Inc.	368,791	26,980,750

		$51,732,523

Specialty Retail — 4.3%
Best Buy Co., Inc.	174,013	$13,317,215
Home Depot, Inc. (The)	79,951	17,084,729
Tiffany & Co.	133,655	12,552,878
TJX Cos., Inc. (The)	299,440	16,337,446
Tractor Supply Co.	150,166	16,339,563

		$75,631,831

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	89,355	$19,036,189

		$19,036,189

Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.(3)	48,824	$9,329,778

		$9,329,778

Total Common Stocks (identified cost $1,278,437,404)		$1,626,920,437

Preferred Stocks — 6.9%

Security	Shares	Value
Banks — 2.2%
AgriBank FCB, 6.875% to 1/1/24(1)(4)	92,513	$10,002,968
CoBank ACB, Series F, 6.25% to 10/1/22(1)(4)	78,033	8,222,727
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(4)(5)	13,800	1,486,950
First Tennessee Bank NA, 3.75%, (3 mo. USD LIBOR + 0.85%, Floor 3.75%)(1)(5)(6)	4,660	3,448,400
IBERIABANK Corp., Series C, 6.60% to 5/1/26(1)(4)	168,770	4,632,737
Texas Capital Bancshares, Inc., 6.50%(1)	128,965	3,457,552
Wells Fargo & Co., Series Y, 5.625%(1)	269,075	7,082,054

		$38,333,388

Electric Utilities — 0.8%
Duke Energy Corp., Series A, 5.75%	331,300	$9,160,445
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	168,192	4,275,441

		$13,435,886

Equity Real Estate Investment Trusts (REITs) — 0.8%
CBL & Associates Properties, Inc., Series D, 7.375%(1)	491,900	$3,738,440
SITE Centers Corp., Series A, 6.375%(1)	250,625	6,583,919
SITE Centers Corp., Series K, 6.25%(1)	41,325	1,074,863
Vornado Realty Trust, Series K, 5.70%(1)	146,527	3,720,320

		$15,117,542

Food Products — 0.8%
Dairy Farmers of America, Inc., 7.875%(1)(5)	94,450	$9,492,225
Ocean Spray Cranberries, Inc., 6.25%(1)(5)	57,835	5,147,315

		$14,639,540

Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(4)	120,475	$3,235,055

		$3,235,055

Security	Shares	Value
Insurance — 0.7%
Athene Holding, Ltd., Series A, 6.35% to 6/30/29(4)	435,100	$11,886,932

		$11,886,932

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%(1)	59,547	$1,516,067

		$1,516,067

Oil, Gas & Consumable Fuels — 0.9%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)(4)	733,275	$15,655,421

		$15,655,421

Pipelines — 0.1%
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(4)	108,840	$2,706,851

		$2,706,851

Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P., Series A, 6.50%	185,075	$4,752,726

		$4,752,726

Total Preferred Stocks (identified cost $124,807,985)		$121,279,408

Corporate Bonds & Notes — 21.7%

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.7%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(4)(7)	$13,662	$12,760,581

		$12,760,581

Banks — 10.2%
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(4)(7)	$6,100	$5,762,365
Banco Mercantil del Norte SA/Grand Cayman, 7.50% to 6/27/29(4)(5)(7)	1,120	1,131,480
Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(4)(7)	15,185	16,177,340
Barclays PLC, 7.75% to 9/15/23(4)(7)	13,725	13,992,157
Citigroup, Inc., 5.95% to 1/30/23(4)(7)	3,850	4,049,372
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(4)(7)	3,755	3,978,291
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(4)(7)	4,686	5,234,754
Credit Suisse Group AG, 7.50% to 7/17/23(4)(5)(7)	10,607	11,277,522
Danske Bank A/S, 7.00% to 6/26/25(4)(7)(8)	8,305	8,664,316
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(5)(7)	5,827	6,081,643
HSBC Holdings PLC, 6.375% to 9/17/24(4)(7)	10,805	11,240,820
ING Groep NV, 6.50% to 4/16/25(4)(7)	4,900	5,130,300
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(4)(7)	25,858	27,621,903
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(4)(7)	11,145	11,709,494
Nordea Bank Abp, 6.125% to 9/23/24(4)(5)(7)	6,740	6,947,019
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(4)(7)	8,348	8,963,665
Societe Generale SA, 6.75% to 4/6/28(1)(4)(5)(7)	7,980	7,977,207
Societe Generale SA, 7.375% to 10/4/23(4)(5)(7)	5,320	5,543,254
SunTrust Banks, Inc., Series H, 5.125% to 12/15/27(1)(4)(7)	3,890	3,854,601
UniCredit SpA, 8.00% to 6/3/24(1)(4)(7)(8)	12,790	12,892,320
Zions Bancorp NA, 5.80% to 6/15/23(1)(4)(7)	1,243	1,253,211

		$179,483,034

Security	Principal Amount (000’s omitted)	Value
Capital Markets — 1.9%
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(4)(7)	$18,690	$18,765,134
UBS Group AG, 6.875% to 8/7/25(1)(4)(7)(8)	13,656	14,571,157

		$33,336,291

Construction & Engineering — 0.0%(2)
Abengoa Abenewco 2 SAU, 1.50%, (0.00% Cash and 1.50% PIK), 4/26/24(1)(5)(9)	$2,410	$36,152

		$36,152

Diversified Financial Services — 1.2%
Credito Real SAB de CV, 9.50%, 2/7/26(5)	$8,135	$9,121,775
Textron Financial Corp., 4.253%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(5)(6)	3,129	2,426,117
Unifin Financiera SAB de CV, 7.375%, 2/12/26(5)	5,490	5,304,713
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(4)(5)(7)	4,072	3,720,831

		$20,573,436

Electric Utilities — 1.5%
AES Gener SA, 7.125% to 4/7/24, 3/26/79(4)(5)	$6,130	$6,628,062
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	5,475	5,962,385
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(4)	2,500	2,633,759
Southern California Edison Co., Series E, 6.25% to 2/1/22(4)(7)	4,697	4,822,152
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(4)	5,910	6,124,412

		$26,170,770

Food Products — 0.7%
Land O’ Lakes, Inc., 8.00%(1)(5)(7)	$12,295	$12,694,588

		$12,694,588

Gas Utilities — 0.3%
NiSource, Inc., 5.65% to 6/15/23(4)(7)	$5,750	$5,724,326

		$5,724,326

Insurance — 0.3%
Principal Financial Group, Inc., 4.70% to 5/15/20, 5/15/55(4)	$5,785	$5,761,976

		$5,761,976

Multi-Utilities — 1.0%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(7)	$11,713	$12,221,520
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(4)	4,430	4,618,496

		$16,840,016

Oil, Gas & Consumable Fuels — 2.7%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(4)(7)	$6,025	$5,940,530
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(4)(7)	8,752	6,870,320
Enterprise Products Operating, LLC, Series E, 5.25% to 8/16/27, 8/16/77(4)	10,985	10,858,453
Gran Tierra Energy, Inc., 7.75%, 5/23/27(5)	9,510	9,474,337
Odebrecht Oil & Gas Finance, Ltd., 0.00%(1)(5)(7)	1	9
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(4)(7)	14,630	14,132,287

		$47,275,936

Pharmaceuticals — 0.3%
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24	$5,780	$5,362,106

		$5,362,106

Pipelines — 0.7%
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(1)(4)(7)	$13,384	$12,644,266

		$12,644,266

Security	Principal Amount (000’s omitted)	Value
Specialty Retail — 0.0%(2)
Signet UK Finance PLC, 4.70%, 6/15/24	$457	$397,590

		$397,590

Transportation — 0.2%
JSL Europe SA, 7.75%, 7/26/24(1)(5)	$2,755	$2,938,621

		$2,938,621

Total Corporate Bonds & Notes (identified cost $376,369,908)		$381,999,689

Exchange-Traded Funds — 2.6%

Security	Shares	Value
Equity Funds — 2.6%
First Trust Preferred Securities and Income ETF(1)	2,376,640	$46,653,443

Total Exchange-Traded Funds (identified cost $47,460,283)		$46,653,443

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(10)	18,679,141	$18,679,141

Total Short-Term Investments (identified cost $18,678,821)		$18,679,141

Total Investments — 124.9% (identified cost $1,845,754,401)		$2,195,532,118

Other Assets, Less Liabilities — (24.9)%		$(437,792,999)

Net Assets — 100.0%		$1,757,739,119

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $110,878,220 or 6.3% of the Fund’s net assets.

(6)	Variable rate security. The stated dividend/interest rate represents the rate in effect at July 31, 2019.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $36,127,793 or 2.1% of the Fund’s net assets.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $277,008.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	86.5%	$1,898,740,917
United Kingdom	3.4	75,565,197
Switzerland	1.2	25,848,679
France	1.1	24,120,939
Ireland	0.9	20,733,085
Mexico	0.9	19,278,799
Canada	0.9	18,671,777
Netherlands	0.8	16,624,476
Italy	0.6	12,892,320
Denmark	0.4	8,664,316
Finland	0.3	6,947,019
Chile	0.3	6,628,062
Spain	0.3	5,862,353
Israel	0.2	5,362,106
Brazil	0.1	2,938,630
Exchange-Traded Funds	2.1	46,653,443

Total Investments	100.0%	$2,195,532,118

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

USD	-	United States Dollar

The Fund did not have any open derivative instruments at July 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$131,456,730	$—		$—	$131,456,730
Consumer Discretionary	120,043,227	—		—	120,043,227
Consumer Staples	145,041,130	—		—	145,041,130
Energy	128,322,281	—		—	128,322,281
Financials	390,306,730	—		—	390,306,730
Health Care	187,173,064	10,600,478		—	197,773,542
Industrials	149,734,640	63,836		—	149,798,476
Information Technology	124,107,865	—		—	124,107,865
Materials	58,828,369	—		—	58,828,369
Real Estate	71,210,938	—		—	71,210,938
Utilities	110,031,149	—		—	110,031,149
Total Common Stocks	$1,616,256,123	$10,664,314	**	$—	$1,626,920,437
Preferred Stocks
Consumer Staples	$—	$14,639,540		$—	$14,639,540
Energy	18,362,272	—		—	18,362,272
Financials	27,059,275	23,161,045		—	50,220,320
Real Estate	19,870,268	—		—	19,870,268
Utilities	14,951,953	3,235,055		—	18,187,008
Total Preferred Stocks	$80,243,768	$41,035,640		$—	$121,279,408
Corporate Bonds & Notes	$—	$381,963,537		$36,152	$381,999,689
Exchange-Traded Funds	46,653,443	—		—	46,653,443
Short-Term Investments	—	18,679,141		—	18,679,141
Total Investments	$1,743,153,334	$452,342,632		$36,152	$2,195,532,118

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.